Risk/Return Detail Data - FidelitySeriesCommodityStrategyFund-PRO	Jun. 16, 2026
FidelitySeriesCommodityStrategyFund-PRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Series Commodity Strategy FundSeptember 29, 2025Prospectus
Strategy Narrative [Text Block]	The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the BCOM where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities.
FidelityCommodityStrategyFund-RetailPRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Commodity Strategy FundSeptember 29, 2025Prospectus
Strategy Narrative [Text Block]	The Bloomberg Commodity 3 Month Forward Total Return Index is a version of the BCOM where the lead and future contracts look three months ahead of the BCOM index contract calendar. The Bloomberg Commodity 3 Month Forward Total Return Index reflects the returns on a fully collateralized investment in the Bloomberg Commodity 3 Month Forward Index. This combines the returns of the Bloomberg Commodity 3 Month Forward Index with the returns on cash collateral invested using the Secured Overnight Financing Rate (SOFR). The SOFR is a secured overnight interest rate calculated by the Federal Reserve Bank of New York, derived from repurchase agreement transactions collateralized by U.S. Treasury securities.
Document Type	497
Registrant Name	Fidelity Oxford Street Trust